UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2013 to July 31, 2013

Item 1:                   Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (82.2%)
Aerospace & Defense (1.2%)
$5,230	Accudyne Industries LLC#	(B+, B1)	12/13/19	4.000	$5,235,439
2,427	Camp International Holding Co.#	(B, B1)	05/31/19	5.250	2,459,146
467	Landmark Aviation FBO Canada, Inc.#	(B-, B2)	10/25/19	5.750	473,313
5,509	LM U.S. Member LLC#	(B-, B2)	10/25/19	5.750	5,585,094
					13,752,992
Airlines (1.3%)
3,704	Continental Airlines, Inc.#	(BB-, Ba2)	04/01/19	4.000	3,743,829
1,343	Delta Air Lines, Inc.#	(BB, Ba1)	04/20/17	4.250	1,355,179
6,995	Delta Air Lines, Inc.#	(BB-, Ba1)	10/18/18	4.000	7,054,445
2,000	U.S. Airways, Inc.#	(B+, B2)	05/23/19	4.250	2,003,380
					14,156,833
Auto Parts & Equipment (1.3%)
4,000	Affinia Group, Inc.#	(B, B2)	04/25/20	4.750	4,057,520
3,179	ASP HHI Acquisition Co., Inc.#	(NR, B2)	10/05/18	5.000	3,209,843
1,954	Federal-Mogul Corp.#	(B, B1)	12/29/14	2.128	1,930,004
748	Federal-Mogul Corp.#	(B, B1)	12/28/15	2.128	738,601
4,955	Veyance Technologies, Inc.#	(B, B2)	09/08/17	5.250	4,951,184
					14,887,152
Automakers (0.5%)
5,951	Chrysler Group LLC#	(BB, Ba1)	05/24/17	4.250	6,054,080

Automotive (0.9%)
7,500	INA Beteiligungsgesellschaft Mit Beschrankter Haftung#	(B+, Ba3)	01/27/17	4.250	7,589,063
2,687	The PEP Boys-Manny, Moe & Jack#	(BB-, Ba2)	10/11/18	5.000	2,708,301
					10,297,364
Banking (2.1%)
2,500	Blackstone Perpetual BIDCO BV#€	(NR, NR)	02/15/20	4.673	3,303,044
982	Citco III Ltd.#	(NR, NR)	06/29/18	4.250	986,765
7,557	Duff & Phelps Corp.#	(B, B1)	04/23/20	4.500	7,632,808
6,983	Ocwen Loan Servicing#	(B, B1)	02/15/18	5.000	7,090,135
3,000	Ship Luxco 3 Sarl#£	(BB, Ba3)	11/12/19	5.757	4,573,414
					23,586,166
Building Materials (1.0%)
6,000	American Builders & Contractors Supply Co., Inc.#	(BB+, B1)	04/16/20	3.500	6,018,000
5,023	CPG International I, Inc.#	(B, B1)	09/21/19	5.750	5,054,449
					11,072,449
Chemicals (8.9%)
2,634	AI Chem & Cy S.C.A.#	(B+, Ba3)	10/04/19	4.500	2,663,196
4,000	AI Chem & Cy S.C.A.#€	(B+, Ba3)	10/04/19	4.750	5,364,515
1,366	AI Chem & Cy U.S. AcquiCo, Inc.#	(B+, Ba3)	10/04/19	4.500	1,381,804
5,466	Ascend Performance Materials Operations LLC#	(BB-, B1)	04/10/18	6.750	5,507,158
6,460	Axalta Coating Systems U.S. Holdings, Inc.#	(B+, B1)	02/01/20	4.750	6,539,692
4,491	AZ Chem U.S., Inc.#	(BB-, Ba3)	12/22/17	5.250	4,550,600
6,500	CeramTec GmbH#	(B, Ba3)	07/30/20	4.250	6,565,000
755	Cristal Inorganic Chemicals U.S., Inc.#	(BB+, B1)	11/15/14	6.026	759,145
7,302	HII Holding Corp.#	(B, B1)	12/20/19	4.000	7,326,399
7,486	INEOS U.S. Finance LLC#	(B+, B1)	05/04/18	4.000	7,483,336
425	Nexeo Solutions LLC#	(B, B2)	09/08/17	5.000	421,986
3,545	Nexeo Solutions LLC#	(B, B1)	09/09/17	5.000	3,516,959
806	OEP Pearl Dutch Acquisition BV#	(B, B1)	03/30/18	6.500	815,696
6,360	Oxbow Carbon LLC#	(BB+, Ba3)	07/19/19	4.250	6,432,854
1,500	Oxbow Carbon LLC#	(BB-, B2)	01/19/20	8.000	1,524,375
4,000	Oxea Finance & Cy S.C.A.#€	(B, B1)	12/06/19	4.500	5,295,918

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Chemicals
$186	PQ Corp.#	(B+, B2)	08/07/17	4.500	$187,714
4,000	Royal Holdings, Inc.#	(B, B1)	07/31/18	5.500	4,035,000
3,000	Royal Holdings, Inc.#	(CCC+, Caa2)	01/31/19	9.750	3,060,000
4,565	Sonneborn LLC#	(B, B1)	03/30/18	6.500	4,622,280
2,345	Tronox Pigments BV#	(BBB-, Ba2)	03/19/20	4.500	2,378,743
5,000	U.S. Silica Co.#	(BB-, B1)	07/23/20	5.250	5,043,775
3,482	Univar, Inc.#	(B+, B2)	06/30/17	5.000	3,449,529
6,250	Utex Industries, Inc.#	(B, B2)	04/10/20	4.750	6,269,562
2,500	Utex Industries, Inc.#	(CCC+, Caa2)	04/09/21	8.750	2,518,750
1,481	Vantage Specialties, Inc.#	(B, B2)	02/10/18	5.000	1,488,664
					99,202,650
Computer Hardware (0.0%)
509	Spansion LLC#	(BB+, Ba3)	12/13/18	5.250	512,810

Consumer Products (2.0%)
2,093	Calceus Acquisition, Inc.#	(B, B2)	01/31/20	5.750	2,111,331
5,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	3.500	5,854,474
6,061	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	3.750	6,130,376
4,860	Ranpak Corp.#	(BB-, Ba3)	04/23/19	4.500	4,872,150
2,830	Spectrum Brands, Inc.#	(B, Ba3)	12/17/19	4.500	2,863,340
					21,831,671
Consumer/Commercial/Lease Financing (1.0%)
5,000	Altisource Solutions Sarl#	(B+, B1)	11/27/19	5.750	5,053,125
6,000	Home Loan Servicing Solutions Ltd.#	(B+, Ba3)	06/26/20	4.500	6,048,600
					11,101,725
Discount Stores (0.3%)
3,159	99 Cents Only Stores#	(B+, B2)	01/11/19	5.250	3,193,223

Diversified Capital Goods (1.4%)
1,254	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	1,265,074
10,000	Gardner Denver, Inc.#	(B, B1)	07/30/20	4.250	10,041,250
3,765	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	4.250	3,785,486
					15,091,810
Electric - Generation (0.6%)
2,978	Calpine Corp.#	(BB-, B1)	10/09/19	4.000	2,996,645
1,399	NexTag, Inc.#	(B-, B2)	01/28/16	9.250	1,307,985
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/14	3.695	428,250
3,000	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/17	4.695	2,111,250
					6,844,130
Electric-Distribution/Transportation (0.4%)
4,522	Generac Power Systems, Inc.#	(B+, B2)	05/31/20	3.500	4,530,507

Electronics (1.7%)
2,985	Hyland Software, Inc.#	(B+, B2)	10/25/19	5.500	3,002,731
3,725	Microsemi Corp.#	(BB, Ba2)	02/19/20	3.750	3,760,328
2,422	Presidio, Inc.#	(B+, Ba3)	03/31/17	5.750	2,428,475
1,980	Shield Finance Co. Sarl#	(B+, B2)	05/10/19	6.500	1,993,613
5,936	TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	5,869,345
1,000	TriZetto Group, Inc.#	(CCC+, Caa1)	03/28/19	8.500	982,500
720	Verint Systems, Inc.#	(BB-, B1)	09/06/19	4.000	724,050
					18,761,042
Energy - Exploration & Production (0.8%)
1,250	Delek Benelux BV#€	(NR, NR)	02/08/17	5.256	1,601,719

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Energy - Exploration & Production
$7,000	EP Energy LLC#	(B+, Ba3)	05/24/18	3.500	$7,018,620
					8,620,339
Environmental (0.9%)
5,940	ADS Waste Holdings, Inc.#	(B+, B1)	10/09/19	4.250	5,998,433
766	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	767,290
3,472	Waste Industries U.S.A., Inc.#	(B+, B1)	03/17/17	4.000	3,497,983
					10,263,706
Food & Drug Retailers (1.0%)
2,084	Holding Bercy Investissement S.C.A.#€	(NR, NR)	03/29/19	5.543	2,758,402
3,990	Rite Aid Corp.#	(B+, B1)	02/21/20	4.000	4,027,406
4,817	Supervalu, Inc.#	(B+, B1)	03/21/19	5.000	4,867,384
					11,653,192
Food - Wholesale (3.0%)
9,798	Del Monte Foods Co.#	(B, B1)	03/08/18	4.000	9,822,754
8,985	Dole Food Co., Inc.#	(B+, Ba3)	04/01/20	3.750	9,002,790
3,665	JBS U.S.A. LLC#	(BB, Ba2)	05/25/18	3.750	3,666,885
2,481	The Pantry, Inc.#	(BB, B1)	08/03/19	5.750	2,510,715
4,208	U.S. Foods, Inc.#	(B-, B2)	03/31/19	4.500	4,229,456
3,990	Weight Watchers International, Inc.#	(BB, Ba1)	04/02/20	3.750	4,014,120
					33,246,720
Gaming (0.6%)
2,403	Affinity Gaming LLC#	(BB, Ba2)	11/09/17	5.500	2,444,786
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,810,000
1,975	Pinnacle Entertainment, Inc.#	(BB+, Ba1)	03/19/19	4.000	1,979,325
					6,234,111
Health Facilities (1.3%)
2,470	Iasis Healthcare LLC#	(B, Ba3)	05/03/18	4.500	2,494,999
1,972	Surgical Care Affiliates LLC#	(B, Ba3)	12/29/17	4.276	1,982,119
6,210	Surgical Care Affiliates LLC#	(B, B1)	06/29/18	4.250	6,241,050
980	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	4.250	983,766
2,494	United Surgical Partners International, Inc.#	(B, B1)	04/03/19	4.750	2,515,570
					14,217,504
Health Services (3.5%)
5,916	ABB Con-Cise Optical Group LLC#	(B, B2)	02/06/19	4.500	5,918,296
3,500	AI Garden BV#€	(NR, NR)	02/20/20	5.203	4,692,998
2,967	Aptalis Pharma, Inc.#	(B+, B2)	02/10/17	5.500	2,983,234
2,186	Ardent Medical Services, Inc.#	(B+, B1)	07/02/18	6.750	2,203,985
488	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	3.686	490,753
985	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/17	4.250	993,383
3,000	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	3,015,015
2,410	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.000	2,431,500
3,219	Drumm Investors LLC#	(B, B1)	05/04/18	5.000	3,126,146
4,987	Heartland Dental Care LLC#	(B+, Ba3)	12/21/18	6.250	5,080,984
2,973	IMS Health, Inc.#€	(BB-, Ba3)	09/01/17	4.250	3,973,434
267	inVentiv Health, Inc.#	(B, B2)	05/15/18	7.750	262,290
3,943	Onex Carestream Finance LP#	(B+, B1)	06/07/19	5.000	3,968,682
					39,140,700
Hotels (1.1%)
7,500	Four Seasons Holdings, Inc.#	(BB-, B1)	06/27/20	4.250	7,603,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Hotels
$4,975	IntraWest Holdings Sarl#	(B+, NR)	12/04/17	7.000	$5,068,281
					12,671,406
Household & Leisure Products (0.7%)
7,762	Tempur-Pedic International, Inc.#	(BB-, Ba3)	03/18/20	3.500	7,748,603

Insurance Brokerage (0.8%)
6,110	Genex Services, Inc.#	(B, B1)	07/25/18	4.250	6,155,825
2,253	HUB International Ltd.#	(B+, B1)	06/13/17	3.686	2,270,181
					8,426,006
Investments & Misc. Financial Services (0.5%)
5,102	LPL Holdings, Inc.#	(BB-, Ba2)	03/29/19	3.250	5,104,355
491	U.S. Security Associates Holdings, Inc.#	(B, B1)	07/28/17	6.000	495,347
					5,599,702
Leisure (2.8%)
2,282	Cedar Fair LP#	(BB+, Ba1)	03/06/20	3.250	2,302,856
2,461	ClubCorp Club Operations, Inc.#	(BB, NR)	07/24/20	4.250	2,491,258
3,030	Deluxe Entertainment Services Group, Inc.#	(CCC+, B2)	07/03/17	8.000	2,918,715
7,000	Great Wolf Resorts, Inc.#	(BB-, B3)	07/31/20	4.500	6,965,000
2,000	Merlin Entertainments Group Luxembourg 2 Sarl#€	(BB-, NR)	06/28/19	3.881	2,680,611
7,013	Seaworld Parks & Entertainment, Inc.#	(BB-, Ba3)	05/14/20	3.000	7,009,618
1,435	Technicolor SA#	(B, B3)	05/26/16	6.750	1,445,958
4,954	Technicolor SA#	(B, B3)	05/26/17	7.750	4,992,973
					30,806,989
Life-Insurance (0.2%)
1,129	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,138,831
821	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	828,241
					1,967,072
Media - Broadcast (4.1%)
2,284	Barrington Broadcasting Group LLC#	(B+, B2)	06/14/17	7.500	2,295,453
3,467	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	3.500	3,492,374
4,975	FoxCo Acquisition Sub LLC#	(B, B2)	07/14/17	5.500	5,035,572
3,374	Gray Television, Inc.#	(B+, B2)	10/12/19	4.750	3,411,830
981	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	986,747
2,000	Lavena Holding 1 GmbH#€	(NR, NR)	03/06/17	4.123	2,677,982
5,587	LIN Television Corp.#	(BB, Ba2)	12/21/18	4.000	5,629,321
2,934	Local TV Finance LLC#	(B+, B1)	05/07/15	4.190	2,948,327
1,927	Mission Broadcasting, Inc.#	(BB, Ba2)	12/03/19	4.250	1,953,091
4,557	Nexstar Broadcasting, Inc.#	(BB, Ba3)	12/03/19	4.250	4,619,811
3,990	Nine Entertainment Group Ltd.#	(BB, Ba2)	02/05/20	3.500	4,001,631
2,122	TWCC Holding Corp.#	(BB-, Ba3)	02/13/17	3.500	2,142,346
5,000	UPC Financing Partnership#€	(BB-, Ba3)	03/31/21	3.876	6,628,528
					45,823,013
Media - Cable (0.2%)
1,975	Bragg Communications, Inc.#	(BB, NR)	02/28/18	3.500	1,986,119

Media - Diversified (0.0%)
299	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	7.396	262,695
216	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.396	207,281
					469,976
Media - Services (0.4%)
4,385	Premier Dental Services, Inc.#	(B, B3)	11/01/18	8.250	4,412,406

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Medical Products (1.2%)
$2,985	Bausch & Lomb BV#€	(B+, B1)	05/18/19	4.500	$3,974,805
6,675	Bausch & Lomb, Inc.#	(B+, B1)	05/18/19	4.000	6,683,415
2,500	BSN Medical Luxembourg Holding Sarl#	(B+, Ba3)	08/28/19	5.000	2,518,750
					13,176,970
Metals & Mining - Excluding Steel (1.2%)
2,972	Arch Coal, Inc.#	(BB-, Ba3)	05/16/18	5.750	2,958,103
10,451	FMG Resources (August 2006) Pty Ltd.#	(BB+, Ba1)	10/18/17	5.250	10,544,276
					13,502,379
Oil Field Equipment & Services (2.1%)
4,478	BakerCorp International, Inc.#	(B, Ba3)	02/07/20	4.250	4,479,739
6,967	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	6.000	7,045,834
5,500	Pacific Drilling SA#	(B+, B1)	06/03/18	4.500	5,565,312
6,000	Philadelphia Energy Solutions Refining and Marketing LLC#	(BB-, B1)	04/04/18	6.250	5,985,000
					23,075,885
Packaging (1.6%)
5,970	BWay Holding Co.#	(B, Ba3)	08/06/17	4.500	6,032,685
3,000	Clondalkin Acquisition BV#	(B, B2)	05/31/20	5.750	3,018,750
1,965	Exopack LLC#	(B, B2)	05/31/17	5.000	1,971,075
2,245	Klockner Pentaplast of America, Inc.#	(B, Ba3)	12/21/16	5.750	2,264,412
2,003	Mauser Werke GmbH & Co. Kg#	(NR, NR)	12/14/16	4.561	1,988,487
1,997	Mauser Werke GmbH & Co. Kg#	(NR, NR)	06/14/17	4.811	1,983,193
					17,258,602
Pharmaceuticals (1.4%)
2,481	Alkermes, Inc.#	(BB, B1)	09/25/19	3.500	2,491,597
5,176	RPI Finance Trust#	(BBB-, Baa2)	11/09/18	4.000	5,218,300
2,000	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	04/20/16	3.000	1,998,760
2,985	Valeant Pharmaceuticals International, Inc.#	(BBB-, Ba1)	12/11/19	3.500	3,019,507
62	Warner Chilcott Co. LLC#	(BBB-, Ba3)	03/15/18	4.250	61,826
1,445	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	1,450,121
793	WC Luxco Sarl#	(BBB-, Ba3)	03/15/18	4.250	796,141
					15,036,252
Printing & Publishing (1.0%)
104	F & W Media, Inc.#	(NR, NR)	12/09/14	2.000	89,072
2,817	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.436	2,795,242
1,000	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	993,125
5,435	HIBU PLC#	(D, NR)	07/31/14	3.936	1,145,871
5,723	Tribune Co.#	(NR, Ba3)	12/31/19	4.000	5,769,621
					10,792,931
Real Estate Development & Management (0.4%)
4,699	Capital Automotive LP#	(B+, Ba2)	04/10/19	4.000	4,744,973

Real Estate Investment Trusts (0.8%)
9,066	iStar Financial, Inc.#	(BB-, B1)	10/15/17	4.500	9,125,086

Restaurants (1.6%)
3,967	DineEquity, Inc.#	(BB-, Ba2)	10/19/17	3.750	4,025,256
7,279	Dunkin’ Brands, Inc.#	(B+, B2)	02/14/20	3.750	7,326,657
929	Restaurant Holding Co. LLC#	(B-, B3)	02/17/17	9.000	936,458
5,552	Wendy’s International, Inc.#	(BB-, B1)	05/15/19	3.250	5,582,923
					17,871,294
Software/Services (7.9%)
1,917	Decision Insight Information Group (U.S.) I, Inc.#	(B, B1)	01/04/17	7.000	1,914,498

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software/Services
$8,985	Deltek, Inc.#	(B+, B1)	10/10/18	5.000	$9,022,917
3,000	Evertec Group LLC#	(BB-, B1)	04/17/20	3.500	2,994,750
1,198	First Data Corp.#	(B+, B1)	03/24/17	4.191	1,200,136
2,939	First Data Corp.#	(B+, B1)	03/23/18	4.191	2,937,628
6,736	Flexera Software LLC#	(B+, B2)	03/13/19	5.000	6,790,982
2,839	Greeneden U.S. Holdings II LLC#	(B+, B1)	02/08/20	4.000	2,853,687
6,000	Infor (U.S.), Inc.#	(B+, Ba3)	06/03/20	3.750	5,980,020
5,197	Kronos, Inc.#	(B, Ba3)	10/30/19	4.500	5,243,770
8,234	On Assignment, Inc.#	(BB-, Ba2)	05/15/20	3.500	8,270,115
5,975	Pinnacle Holdco Sarl#	(B+, NR)	07/30/19	4.750	6,003,048
7,212	Riverbed Technology, Inc.#	(BBB-, Ba3)	12/18/19	4.000	7,288,618
526	SafeNet, Inc.#	(BB-, Ba2)	04/12/14	2.686	526,871
2,447	SafeNet, Inc.#	(B, B3)	04/12/15	6.186	2,450,531
53	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.186	52,594
1,000	Serena Software, Inc.#	(B+, B1)	03/10/16	5.000	990,000
6,454	SumTotal Systems LLC#	(NR, B1)	11/16/18	6.250	6,494,092
4,975	SunGard Data Systems, Inc.#	(BB, Ba3)	01/31/20	4.500	5,051,192
1,975	U.S. FT Holdco, Inc.#	(B+, B1)	11/30/17	4.500	1,991,618
2,985	Wall Street Systems Delaware, Inc.#	(B, B2)	10/25/19	5.750	3,008,015
1,000	Wall Street Systems Delaware, Inc.#	(NR, Caa2)	10/25/20	9.250	1,009,840
6,215	Web.com Group, Inc.#	(B, Ba3)	10/27/17	4.500	6,277,594
					88,352,516
Specialty Retail (6.7%)
7,906	Academy Ltd.#	(B, B1)	08/03/18	4.500	7,985,278
4,000	Alliance Boots Ltd.#£	(NR, NR)	07/09/14	3.985	5,962,062
7,960	BJ’s Wholesale Club, Inc.#	(B, B3)	09/26/19	4.250	8,012,258
2,997	General Nutrition Centers, Inc.#	(BB, Ba3)	03/02/18	3.750	3,024,426
7,925	Leslie’s Poolmart, Inc.#	(B, B2)	10/16/19	5.250	8,017,648
8,479	Michaels Stores, Inc.#	(BB-, Ba3)	01/28/20	3.750	8,525,129
2,852	National Vision, Inc.#	(BB-, B1)	08/02/18	7.000	2,866,700
2,852	Ollie’s Holdings, Inc.#	(B, B2)	09/28/19	5.250	2,862,708
4,987	PetCo Animal Supplies, Inc.#	(B, Ba3)	11/24/17	4.000	5,035,015
1,205	Pilot Travel Centers LLC#	(BB, Ba2)	03/30/18	3.750	1,201,790
2,481	Pilot Travel Centers LLC#	(BB, Ba2)	08/07/19	4.250	2,485,381
10,451	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	5.000	10,545,548
2,073	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.694	2,010,697
6,000	Toys ‘R’ Us-Delaware, Inc.#	(B+, B3)	07/31/19	6.000	5,940,000
					74,474,640
Steel Producers/Products (0.3%)
3,823	JMC Steel Group, Inc.#	(BB-, B1)	04/01/17	4.750	3,836,575

Support-Services (3.0%)
7,000	Aramark Corp.#	(BB-, B1)	07/26/16	3.776	7,036,715
6,464	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	3.750	6,517,689
4,361	EnergySolutions LLC#	(BB-, B2)	08/15/16	6.750	4,415,284
5,473	Hertz Corp.#	(BB, Ba1)	03/11/18	3.750	5,507,387
6,000	ISS A/S#	(BB-, Ba3)	04/30/18	3.750	6,013,140
3,278	Sabre, Inc.#	(B, B1)	02/19/19	5.250	3,326,631
					32,816,846
Telecom - Integrated/Services (2.8%)
5,401	Intelsat Jackson Holdings SA#	(BB-, Ba3)	04/02/18	4.250	5,454,540
7,000	LTS Buyer LLC#	(B, B1)	04/13/20	4.500	7,056,840
5,360	Securus Technologies Holdings, Inc.#	(B, B2)	04/30/20	4.750	5,354,988
1,500	Securus Technologies Holdings, Inc.#	(CCC+, Caa2)	04/30/21	9.000	1,506,255
3,967	Windstream Corp.#	(BB+, Baa3)	08/08/19	4.000	4,003,863
7,957	Zayo Group LLC#	(B, B1)	07/02/19	4.500	8,036,383
					31,412,869

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Telecom - Wireless (0.6%)
$6,970	Cricket Communications, Inc.#	(B+, Ba3)	10/10/19	4.750	$7,038,259

Telecommunications Equipment (1.6%)
4,468	Avaya, Inc.#	(B, B1)	10/26/17	4.773	3,935,575
3,382	Avaya, Inc.#	(B, B1)	03/31/18	8.000	3,190,080
7,004	Commscope, Inc.#	(BB, Ba2)	01/14/18	3.750	7,069,123
3,483	Mitel U.S. Holdings, Inc.#	(B+, B1)	02/27/19	7.000	3,526,031
					17,720,809
Textiles & Apparel (1.0%)
5,000	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	4.147	4,895,850
4,417	PVH Corp.#	(BBB-, Ba1)	02/13/20	3.250	4,443,863
1,948	Wolverine World Wide, Inc.#	(BB, Ba2)	10/09/19	4.000	1,964,034
					11,303,747
Theaters & Entertainment (0.5%)
1,995	AMC Entertainment, Inc.#	(BB-, Ba2)	04/30/20	3.500	2,003,728
4,000	Village Roadshow Films (BVI) Ltd.#	(NR, A2)	11/21/17	4.750	4,072,400
					6,076,128
TOTAL BANK LOANS (Cost $910,206,769)					915,780,929

CORPORATE BONDS (9.5%)
Airlines (0.4%)
4,050	United Airlines, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/13 @ 103.38)‡	(BB-, Ba2)	09/15/15	6.750	4,201,875

Auto Parts & Equipment (0.5%)
1,000	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,080,000
3,000	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	3,285,000
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,030,000
					5,395,000
Building Materials (0.9%)
3,500	Building Materials Corp. of America, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 103.50)‡	(BB+, Baa3)	02/15/20	7.000	3,762,500
5,350	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)§	(B+, B2)	04/01/19	7.625	5,798,063
400	Sanitec Corp., Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)#€‡	(B+, B1)	05/15/18	4.953	531,193
					10,091,756
Chemicals (0.8%)
1,500	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)#€‡	(BB-, B1)	02/15/19	7.250	2,121,241
3,000	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ 103.94)	(B+, B1)	12/01/19	7.875	3,217,500
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(BB-, Ba3)	10/15/19	6.375	2,015,000
1,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡§	(B-, Caa1)	03/31/20	9.750	1,698,750
					9,052,491
Consumer Products (0.1%)
1,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)§	(B, B3)	10/01/18	9.000	1,112,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer/Commercial/Lease Financing (0.1%)
$1,000	KION Finance SA, Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 101.00)#€‡	(BB-, Ba3)	02/15/20	4.703	$1,347,768

Diversified Capital Goods (0.5%)
3,350	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	3,525,875
1,333	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	1,467,966
					4,993,841
Energy - Exploration & Production (0.5%)
2,565	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	2,718,900
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(BBB, Baa3)	11/15/14	11.875	720,660
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)§	(B, B3)	02/01/19	7.250	348,562
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B, B1)	11/01/18	8.625	2,140,000
					5,928,122
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.	(NR, NR)	10/23/19	0.000	540

Gaming (0.2%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	194,045
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Senior Secured Notes‡ø	(NR, NR)	06/15/15	10.250	394
850	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	896,750
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	527,500
67	Majestic Star Casino LLC, PIK, Rule 144A, Secured Notes‡	(NR, NR)	12/01/16	12.500	64,799
					1,683,488
Gas Distribution (0.3%)
1,750	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,979,687
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	1,065,000
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	525,000
					3,569,687
Health Services (0.1%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	126,000
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	1,356,250
					1,482,250
Insurance Brokerage (0.4%)
3,000	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)#£‡	(NR, B1)	02/15/18	6.009	4,549,059

Leisure (0.2%)
1,990	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B1)	08/01/18	9.125	2,203,925

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast (0.1%)
$1,285	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B-, B3)	04/15/17	8.875	$1,397,437

Media - Diversified (0.5%)
1,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	1,060,000
3,850	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,042,500
619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	677,805
					5,780,305
Media - Services (0.6%)
3,000	Cerved Technologies SpA, Rule 144A, Senior Secured Notes (Callable 01/15/14 @ 101.00)#€‡	(B, B2)	01/15/19	5.593	4,013,427
2,000	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)§	(B, B1)	11/15/22	6.500	2,094,250
					6,107,677
Metals & Mining - Excluding Steel (1.1%)
2,500	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	2,600,000
3,000	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	3,262,500
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)§	(BB-, Ba3)	06/01/20	8.250	2,250,000
2,750	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡ §	(BB-, B1)	06/15/19	7.750	2,832,500
150	Old AII, Inc., Global Company Guaranteed Notesø^	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)ø^	(NR, NR)	12/15/16	10.000	25
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡§	(NR, NR)	05/15/19	9.250	1,400,000
					12,345,040
Oil Field Equipment & Services (0.4%)
369	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	404,055
3,850	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	4,138,750
					4,542,805
Oil Refining & Marketing (0.6%)
4,000	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, B2)	11/01/22	6.500	3,860,000
3,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	3,090,000
					6,950,000
Restaurants (0.2%)
1,500	Punch Taverns Finance PLC, Senior Secured Notes£	(A-, Baa3)	04/15/22	7.274	2,313,871

Software/Services (0.2%)
2,000	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	2,170,000

Support-Services (0.1%)
500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	537,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services (0.0%)
$100	Hellas Telecommunications II S.C.A., Rule 144A, Subordinated Notes‡ø^	(NR, NR)	01/15/15	6.027	$—

Telecommunications Equipment (0.3%)
2,600	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(B+, B1)	12/01/16	9.500	2,749,500
1,000	Brightstar Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/15 @ 105.44)‡	(B+, B1)	08/01/18	7.250	997,500
					3,747,000
Textiles & Apparel (0.1%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes€‡ø	(NR, NR)	11/15/25	9.875	3,597
1,000	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)€‡	(B-, B3)	04/15/19	9.875	1,254,818
					1,258,415
Theaters & Entertainment (0.3%)
1,500	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)§	(B-, B2)	06/01/19	8.750	1,631,250
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	1,145,000
					2,776,250
Transportation - Excluding Air/Rail (0.0%)
150	Navios Maritime Holdings Finance II U.S., Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	143,438
TOTAL CORPORATE BONDS (Cost $106,300,637)					105,682,040

ASSET BACKED SECURITIES (3.3%)
Collateralized Debt Obligations (3.3%)
1,000	ACAS CLO Ltd., 2012-1A, Rule 144A#‡	(BBB, NR)	09/20/23	5.122	998,226
1,875	ARES XXV CLO Ltd., 2012-3A, Rule 144A#‡	(BBB, NR)	01/17/24	4.918	1,890,994
1,000	Avalon IV Capital Ltd., 2012-1A, Rule 144A#‡	(BBB, NR)	04/17/23	5.268	1,016,114
1,000	BlueMountain CLO Ltd., 2013-2A, Rule 144A#‡^	(BB, NR)	01/22/25	5.316	932,700
2,000	Carlyle Global Market Strategies CLO Ltd., 2011-1A, Rule 144A#‡	(BB, NR)	08/10/21	5.725	1,924,880
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	07/15/25	4.870	1,823,088
2,000	Central Park CLO Ltd., 2011-1A, Rule 144A#‡	(BB, NR)	07/23/22	4.765	1,900,726
1,630	CIFC Funding Ltd., 2012-2A, Rule 144A#‡	(BB-, NR)	12/05/24	6.273	1,623,289
500	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(BBB, NR)	01/29/25	4.514	487,467
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(BB-, NR)	01/29/25	6.264	975,955
1,000	Emerson Park CLO Ltd., 2013-1A, Rule 144A#‡^	(BB, NR)	07/15/25	5.116	901,647
1,500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	12/20/24	5.672	1,376,907
2,000	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2007-2A, Rule 144A#‡	(BBB, Ba1)	10/29/21	4.014	1,972,018
500	Hewett’s Island CDO Ltd., 2007-6A, Rule 144A#‡	(A, A2)	06/09/19	1.074	458,752
3,000	ING Investment Management CLO Ltd., 2011-1A, Rule 144A#‡	(BB, NR)	06/22/21	4.773	2,711,721
1,250	KKR Financial CLO Corp., 2007-1A, Rule 144A#‡	(A, A3)	05/15/21	2.525	1,179,937
1,850	KVK CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	07/15/23	6.518	1,825,193
2,000	KVK CLO Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	04/14/25	4.654	2,013,214
3,000	Marquette Park CLO Ltd., 2005-1A, Rule 144A#‡	(BBB+, A1)	07/12/20	2.069	2,757,235
2,000	Neuberger Berman CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	07/25/23	7.266	2,021,868
1,000	Ocean Trails CLO II, 2007-2X#	(BBB-, Ba2)	06/27/22	2.618	925,435
2,000	Riverside Park CLO Ltd., 2011-1X#	(BBB, NR)	09/27/21	3.027	1,860,082
1,750	Shackleton II CLO Ltd., 2012-2A, Rule 144A#‡	(BBB, NR)	10/20/23	4.316	1,744,449
750	Symphony CLO VII Ltd., 2011-7A, Rule 144A#‡	(BBB, NR)	07/28/21	3.464	735,680
TOTAL ASSET BACKED SECURITIES (Cost $36,020,400)					36,057,577

Number of Shares				Value

COMMON STOCKS (0.0%)
Automotive (0.0%)
588	Safelite Realty Corp.^*			$—

Building & Construction (0.0%)
6,800	Ashton Woods U.S.A. LLC, Class B^*			97,240
5,579	William Lyon Homes, Class A§*			126,141
				223,381
Chemicals (0.0%)
9,785	Huntsman Corp.			176,326

Gaming (0.0%)
10,150	Majestic Holdco LLC*			10,150

Health Services (0.0%)
22	Magellan Health Services, Inc.*			1,257

Printing & Publishing (0.0%)
2	Dex Media, Inc.*			23
1,131	F & W Media, Inc.*			141
				164
TOTAL COMMON STOCKS (Cost $130,087)				411,278

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14^* (Cost $—)			—

SHORT-TERM INVESTMENTS (14.3%)
6,928,950	State Street Navigator Prime Portfolio, 0.17%§§			6,928,950

Par (000)		Maturity	Rate%

$152,202	State Street Bank and Trust Co. Euro Time Deposit	08/01/13	0.010	152,202,000

TOTAL SHORT-TERM INVESTMENTS (Cost $159,130,950)				159,130,950

TOTAL INVESTMENTS AT VALUE (109.3%) (Cost $1,211,788,843)				1,217,062,774

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.3%)				(103,321,215)

NET ASSETS (100.0%)				$1,113,741,559

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2013.
€	This security is denominated in Euro.
£	This security is denominated in British Pound.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities amounted to a value of $82,898,831 or 7.4% of net assets.

§	Security or portion thereof is out on loan.
ø	Bond is currently in default.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
*	Non-income producing security.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2013.

At July 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	54,586,038	EUR	41,750,000	10/15/13	Morgan Stanley	$(54,586,038)	$(55,452,232)	$(866,194)
USD	17,504,284	GBP	11,600,000	10/15/13	Morgan Stanley	(17,504,284)	(17,577,704)	(73,420)
								$(939,614)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$915,780,929	$—	$915,780,929
Corporate Bonds	—	105,682,000	40	105,682,040
Asset Backed Securities	—	36,057,577	—	36,057,577
Common Stocks	303,747	10,291	97,240	411,278
Warrants	—	—	0	0
Short-term Investments	6,928,950	152,202,000	—	159,130,950
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(939,614)	—	(939,614)
	$7,232,697	$1,208,793,183	$97,280	$1,216,123,160

*                 Other financial instruments include forward foreign currency contracts.

As of July 31, 2013, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,211,788,843
Unrealized appreciation	$11,300,909
Unrealized depreciation	(6,026,978)
Net unrealized appreciation (depreciation)	$5,273,931

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2013 (unaudited)

	Number of Shares	Value
COMMON STOCKS (0.4%)
NETHERLANDS (0.3%)
Food Products (0.3%)
DE Master Blenders 1753 NV*	1,659	$27,316

SWEDEN (0.1%)
Metals & Mining (0.1%)
Hoganas AB Class B	90	4,448
TOTAL COMMON STOCKS (Cost $30,968)		31,764

EXCHANGE TRADED FUNDS (3.1%)
UNITED STATES (3.1%)
Diversified Financial Services (3.1%)
iShares iBoxx $ High Yield Corporate Bond Fund§	214	19,898
iShares Russell 2000 Index Fund§	2,008	208,169
TOTAL EXCHANGE TRADED FUNDS (Cost $199,197)		228,067

INVESTMENT COMPANY (11.0%)
UNITED STATES (11.0%)
Credit Suisse Managed Futures Strategy Fund (Cost $771,559)*^	77,846	815,828

SHORT-TERM INVESTMENTS (38.5%)

State Street Navigator Prime Portfolio, 0.17%§§	234,210	234,210

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/01/2013	$2,633	2,633,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,867,210)		2,867,210

TOTAL INVESTMENTS AT VALUE (53.0%) (Cost $3,868,934)		3,942,869

OTHER ASSETS IN EXCESS OF LIABILITIES (47.0%)		3,496,727

NET ASSETS (100.0%)		$7,439,596

*	Non-income producing security.
§	Security or portion thereof is out on loan.
^	Affiliated issuer.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2013.

At July 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
AUD	252,928	USD	232,950	08/20/13	JPMorgan Chase Bank NA	$232,950	$226,712	$(6,238)
BRL	80,044	USD	35,516	08/20/13	JPMorgan Chase Bank NA	35,516	34,926	(590)
CAD	192,603	USD	185,135	08/19/13	JPMorgan Chase Bank NA	185,135	187,268	2,133
CHF	202,065	USD	214,639	08/20/13	JPMorgan Chase Bank NA	214,639	217,499	2,860
CZK	699,728	USD	35,439	08/20/13	JPMorgan Chase Bank NA	35,439	35,849	410
GBP	41,072	USD	62,097	08/20/13	JPMorgan Chase Bank NA	62,097	62,259	162
HUF	8,032,163	USD	35,973	08/22/13	JPMorgan Chase Bank NA	35,973	35,495	(478)
MXN	451,781	USD	35,731	08/20/13	JPMorgan Chase Bank NA	35,731	35,145	(586)
NOK	169,144	USD	28,189	08/20/13	JPMorgan Chase Bank NA	28,189	28,581	392
PLN	115,243	USD	35,587	08/20/13	JPMorgan Chase Bank NA	35,587	35,938	351
SGD	44,633	USD	35,438	08/20/13	JPMorgan Chase Bank NA	35,438	35,036	(402)
TRY	68,774	USD	35,604	08/19/13	JPMorgan Chase Bank NA	35,604	35,289	(315)

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	5,030	NZD	6,403	08/20/13	JPMorgan Chase Bank NA	$(5,030)	$(5,090)	$(60)
USD	63,252	SEK	416,610	08/20/13	JPMorgan Chase Bank NA	(63,252)	(63,716)	(464)
USD	151,180	JPY	15,007,744	08/20/13	JPMorgan Chase Bank NA	(151,180)	(152,602)	(1,422)
USD	358,130	EUR	272,570	08/20/13	JPMorgan Chase Bank NA	(358,130)	(361,954)	(3,824)
ZAR	352,513	USD	35,662	08/20/13	JPMorgan Chase Bank NA	35,662	35,485	(177)
								$(8,248)

Currency Abbreviations:

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Czech Koruna

EUR = Euro

GBP = British Pound

HUF = Hungarian Forint

JPY = Japanese Yen

MXN = Mexican Peso

NOK = Norwegian Krone

NZD = New Zealand Dollar

PLN = Polish Zloty

SEK = Swedish Krona

SGD = Singapore Dollar

TRY = Turkish Lira

USD = United States Dollar

ZAR = South African Rand

At July 31, 2013, Outstanding Swaps Contracts were as follows:

TOTAL RETURN SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$225,046	02/24/14	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	$(1,103)
USD	$137,621	06/18/14	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	(513)
USD	$171,494	07/16/14	Goldman Sachs	Fee Plus LIBOR	S&P 500 Consumer Staples Sector Index	379
USD	$270,000	09/20/13	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	498
USD	$490,000	09/20/13	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(1,613)
USD	$146,000	09/20/13	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(3,720)
USD	$216,000	12/20/13	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	648
USD	$738,659	06/18/14	JPMorgan Chase	Russell 2000 Total Return Index	Fee Plus LIBOR	(3,336)
USD	$286,640	07/16/14	Societe Generale	S&P 500 Index	Fee Plus LIBOR	1,619
						$(7,141)

CREDIT DEFAULT SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Received (Paid)	Credit Received at 7/31/2013	Unrealized Appreciation/ (Depreciation)
USD	$200,000	06/20/18	Societe Generale	CDX North America High Yield Index	5.0%	—	$(3,363)

At July 31, 2013 Open Option Contracts were as follows:

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
9	S&P 500 Index, Strike @ $1,700	Aug 2013	$11,592	$(8,910)	$2,682

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
9	S&P 500 Index, Strike @ $1,550	Aug 2013	$2,546	$(621)	$1,925
4	S&P 500 Index, Strike @ $1,675	Aug 2013	10,152	(4,800)	5,352
					$7,277
			Net Unrealized Appreciation		$9,959

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$—	$31,764	$—	$31,764
Exchange Traded Funds	228,067	—	—	228,067
Investment Companies	815,828	—	—	815,828
Short-term Investments	234,210	2,633,000	—	2,867,210
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(8,248)	—	(8,248)
Swap Contracts	—	(10,504)	—	(10,504)
Written Options	(14,331)	—	—	(14,331)
	$1,263,774	$2,646,012	$—	$3,909,786

*                 Other financial instruments include forwards, swaps, and written options.

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Affiliated Issuers — The Fund may invests in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund’s transactions with affiliated Underlying Credit Suisse Fund during the  period ended July 31, 2013 is as follows:

						Value
	Beginning			Ending	Dividend	of Affiliate
Issuer	Shares	Subscriptions	Redemptions	Shares	Income	at 07/31/2013

Credit Suisse Managed Futures Strategy Fund	—	118,086	40,240	77,846	$—	$815,828

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$3,868,934
Unrealized appreciation	$74,470
Unrealized depreciation	(535)
Net unrealized appreciation (depreciation)	$73,935

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (24.3%)
$1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.220	$1,001,126
6,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/27/15	0.196	6,006,636
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $6,998,987)					7,007,762

SHORT-TERM INVESTMENT (61.5%)
17,730	State Street Bank and Trust Co. Euro Time Deposit (Cost $17,730,000)		08/01/13	0.010	17,730,000

TOTAL INVESTMENTS AT VALUE (85.8%) (Cost $24,728,987)					24,737,762

OTHER ASSETS IN EXCESS OF LIABILITIES (14.2%)					4,080,066

NET ASSETS (100.0%)					$28,817,828

†                                         Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody's”) are unaudited.

#                                         Variable rate obligations — The interest rate is the rate as of July 31, 2013.

At July 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
EUR Currency Futures	USD	Sep 2013	$5,669,075	$77,425

Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2013	2,159,138	65,827
FTSE 100 Index Futures	GBP	Sep 2013	2,487,648	53,939
Hang Seng Index Futures	HKD	Aug 2013	1,550,568	278
Nikkei 225 Index Futures OSE	JPY	Sep 2013	2,074,119	(1,771)
S&P 500 E Mini Index Futures	USD	Sep 2013	2,268,675	64,119
				$182,392
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2013	12,702,150	$(2,622)

Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2013	(3,770,760)	159,620
CAD Currency Futures	USD	Sep 2013	(4,677,600)	(53,286)
GBP Currency Futures	USD	Sep 2013	(2,381,562)	(2,693)
JPY Currency Futures	USD	Sep 2013	(2,813,525)	(10,779)
				$92,862
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2013	(8,977,063)	188,220
German EURO Bund Futures	EUR	Sep 2013	(189,046)	(22)
Long Gilt Futures	GBP	Sep 2013	(5,808,168)	105,162
				$293,360

Net unrealized appreciation (depreciation)				$643,417

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

At July 31, 2013, Outstanding Swaps Contracts were as follows:

TOTAL RETURN SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$1,957,272	08/16/13	Goldman Sachs	Fixed Rate	Dow Jones - UBS Agriculture Subindex	$72,225
USD	$1,617,281	08/16/13	Goldman Sachs	Fixed Rate	Dow Jones - UBS Industrial Metals Subindex	26,353
USD	$2,848,120	08/16/13	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	(71,485)
USD	$1,423,998	08/16/13	Goldman Sachs	Fixed Rate	Dow Jones - UBS Precious Metals Subindex	(12,631)
USD	$72,600	08/16/13	Goldman Sachs	Fixed Rate	Dow Jones - UBS Industrial Metals Subindex	2,035
USD	$117,030	08/16/13	Goldman Sachs	Dow Jones - UBS Energy Subindex	Fixed Rate	(4,059)
						$12,438

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$7,007,762	$—	$7,007,762
Short-term Investment	—	17,730,000	—	17,730,000
Other Financial Instruments*
Futures Contracts	643,417	—	—	643,417
Swap Contracts	—	12,438	—	12,438
	$643,417	$24,750,200	$—	$25,393,617

*                 Other financial instruments include futures and swap contracts.

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$24,728,987
Unrealized appreciation	$8,775
Unrealized depreciation	(0)
Net unrealized appreciation (depreciation)	$8,775

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (35.8%)
Building Materials (2.5%)
$250	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/16 @ 104.22)‡	(B, B3)	04/15/21	5.625	$250,000
400	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 107.13)	(B-, Caa2)	04/01/16	9.500	378,000
250	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	260,625
					888,625
Chemicals (5.4%)
500	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, B1)	05/01/20	7.500	540,000
317	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	253,200
400	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	453,000
500	U.S. Coatings Acquisition, Inc., Senior Secured Notes (Callable 02/01/16 @ 104.31)€	(B+, B1)	02/01/21	5.750	670,564
					1,916,764
Consumer Products (1.9%)
500	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 11/01/13 @ 103.00)	(B-, Caa1)	11/01/17	7.750	518,750
150	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B2)	02/01/20	6.750	156,750
					675,500
Energy - Exploration & Production (2.9%)
250	Concho Resources, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.75)	(BB+, Ba3)	04/01/23	5.500	250,625
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	535,000
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	247,500
					1,033,125
Environmental (0.7%)
250	Nuverra Environmental Solutions, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94)	(B, B3)	04/15/18	9.875	258,125

Gas Distribution (1.6%)
500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	565,625

Health Services (0.6%)
200	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	217,000

Insurance Brokerage (2.2%)
250	A-S Merger Sub. LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC, Caa2)	12/15/20	7.875	256,250
500	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡	(CCC+, Caa2)	10/15/18	8.125	533,750
					790,000
Investments & Misc. Financial Services (0.7%)
250	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	253,750

Media - Cable (1.5%)
250	Lynx I Corp., Rule 144A, Senior Secured Notes (Callable 04/15/17 @ 102.69)‡	(BB-, Ba3)	04/15/21	5.375	254,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$250	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.19)‡	(B, B2)	04/15/23	6.375	$257,813
					512,188
Media - Services (0.7%)
250	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	262,500

Metals & Mining - Excluding Steel (3.0%)
250	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(B+, B1)	04/01/21	7.000	227,500
500	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	470,000
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	350,000
					1,047,500
Oil Field Equipment & Services (3.0%)
250	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	251,250
257	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	281,415
480	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	522,000
					1,054,665
Oil Refining & Marketing (4.2%)
500	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, B2)	11/01/22	6.500	482,500
250	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	251,875
500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	515,000
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(BB-, B2)	04/01/21	6.250	247,500
					1,496,875
Real Estate Development & Management (2.6%)
533	Annington Finance No. 5 PLC, PIK, Rule 144A, Senior Secured Notes (Callable 01/15/18 @ 106.50)‡£	(CCC+, Caa1)	01/15/23	13.000	928,787

Software/Services (0.8%)
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	271,250

Telecommunications Equipment (1.5%)
500	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(B+, B1)	12/01/16	9.500	528,750
TOTAL CORPORATE BONDS (Cost $12,458,177)					12,701,029

BANK LOANS (28.4%)
Aerospace & Defense (1.6%)
163	Aveos Fleet Performance, Inc.#	(NR, NR)	03/12/15	12.750	67,232
500	LM U.S. Member LLC#	(CCC, Caa2)	10/25/20	9.500	508,750
					575,982
Auto Parts & Equipment (1.3%)
454	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	458,549

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Chemicals (5.7%)
$500	Al Chem & Cy U.S. AcquiCo, Inc.#	(B-, B3)	04/03/20	8.250	$511,875
500	Oxbow Carbon LLC#	(BB-, B2)	01/18/20	8.000	508,125
500	Royal Holdings, Inc.#	(CCC+, Caa2)	01/31/19	9.750	510,000
500	Utex Industries, Inc.#	(CCC+, Caa2)	04/10/21	8.750	503,750
					2,033,750
Consumer Products (1.4%)
500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	511,250

Electric - Generation (1.7%)
178	NexTag, Inc.#	(B-, B2)	01/28/16	9.250	166,620
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/17	4.721	422,250
					588,870
Electronics (1.4%)
500	TriZetto Group, Inc.#	(CCC+, Caa1)	03/28/19	8.500	491,250

Insurance Brokerage (1.4%)
500	Genex Services, Inc.#	(B, B1)	07/25/18	5.250	503,750

Life-Insurance (1.4%)
282	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	284,708
205	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	207,060
					491,768
Machinery (1.2%)
409	Alliance Laundry Systems LLC#	(CCC+, Caa2)	12/07/19	9.500	417,784

Packaging (2.8%)
500	Berlin Packaging LLC#	(CCC+, Caa1)	04/02/20	8.750	507,500
500	Clondalkin Acquisition BV#	(CCC, Caa2)	11/30/20	10.000	493,750
					1,001,250
Software/Services (5.7%)
500	SafeNet, Inc.#	(B, B3)	04/12/15	6.186	500,625
1,000	SumTotal Systems LLC#	(CCC+, Caa1)	05/16/19	10.250	1,002,500
500	Wall Street Systems Delaware, Inc.#	(B-, Caa2)	10/25/20	9.250	504,920
					2,008,045
Telecom - Integrated/Services (2.8%)
500	LTS Buyer LLC#	(CCC+, Caa1)	03/28/21	8.000	505,625
500	Securus Technologies Holdings, Inc.#	(CCC+, Caa2)	04/30/21	9.000	502,085
					1,007,710
TOTAL BANK LOANS (Cost $9,924,817)					10,089,958

ASSET BACKED SECURITIES (19.9%)
Collateralized Debt Obligations (19.9%)
500	Carlyle Global Market Strategies CLO Ltd., 2011-1A, Rule 144A‡#	(BB, NR)	08/10/21	5.725	481,220
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡	(NR, NR)	01/20/25	0.000	739,379
750	Central Park CLO Ltd., 2011-1A, Rule 144A‡#	(BBB, NR)	07/23/22	3.465	715,490
500	CIFC Funding Ltd., 2012-2A, Rule 144A‡#	(BB-, NR)	12/05/24	6.273	497,941
500	Emerson Park CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	07/15/25	5.116	450,824
500	Gale Force 4 CLO Ltd., 2007-4A, Rule 144A‡#	(BBB, Ba1)	08/20/21	3.774	469,752
500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.672	458,969
250	Halcyon Loan Advisors Funding Ltd., 2012-2X#	(BB, NR)	12/20/24	5.672	229,485
500	ING Investment Management CLO Ltd., 2013-2A, Rule 144A‡#	(B, NR)	04/25/25	5.776	436,972
500	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	5.070	442,497
500	Neuberger Berman CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	07/25/23	7.266	505,467
500	Ocean Trails CLO, 2013-4A, Rule 144A‡#^	(BBB, NR)	08/13/25	4.266	477,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
Collateralized Debt Obligations
$750	Shackleton II CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/20/23	5.466	$706,624
500	Venture X CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	02/28/24	5.573	465,746
TOTAL ASSET BACKED SECURITIES (Cost $7,015,535)					7,077,866

SHORT-TERM INVESTMENT (20.7%)
7,341	State Street Bank and Trust Co. Euro Time Deposit (Cost $7,341,000)		08/01/13	0.010	7,341,000
TOTAL INVESTMENTS AT VALUE (104.8%) (Cost $36,739,529)					37,209,853

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)					(1,697,769)

NET ASSETS (100.0%)					$35,512,084

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities amounted to a value of $15,089,471 or 42.5% of net assets.

€	This security is denominated in Euro.
£	This security is denominated in British Pound.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2013.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

At July 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	686,411	EUR	525,000	10/15/13	Morgan Stanley	$(686,411)	$(697,303)	$(10,892)
USD	920,484	GBP	610,000	10/15/13	Morgan Stanley	(920,484)	(924,345)	(3,861)
								$(14,753)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$12,701,029	$—	$12,701,029
Bank Loans	—	10,089,958	—	10,089,958
Asset Backed Securities	—	6,600,366	477,500	7,077,866
Short-term Investment	—	7,341,000	—	7,341,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(14,753)	—	(14,753)
	$—	$36,717,600	$477,500	$37,195,100

*                 Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2013 in which significant unobservable inputs (Level 3) were used in determining value.

Asset Backed Securities
Balance as of October 31, 2012	$—
Accrued discounts/premiums	—
Purchases	477,500
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2013	$477,500

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2013	$—

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At July 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$36,739,529
Unrealized appreciation	$713,543
Unrealized depreciation	(243,219)
Net unrealized appreciation (depreciation)	$470,324

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 25, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 25, 2013